Asset Acquisitions (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Dec. 07, 2020
Statement [Line Items]
Fair value of net assets acquired	$ 0	$ 0	$ 16,666,666
Asset Acquisitions [Member]
Statement [Line Items]
Common shares issued				$ 16,666,666
Unidentifiable assets				16,666,666
Fair value of net assets acquired				$ 16,666,666